Fair Value Measurements (Details) - Schedule financial liabilities that are measured at fair value on a recurring basis	Dec. 31, 2020 USD ($)
Liabilities:
Derivative warrant liabilities – Public Warrants (Restated)	$ 18,683,920
Derivative warrant liabilities – Private Warrants (Restated)	9,816,670
Total fair value	28,500,590
Level 1 [Member]
Liabilities:
Derivative warrant liabilities – Public Warrants (Restated)	18,683,920
Derivative warrant liabilities – Private Warrants (Restated)
Total fair value	18,683,920
Level 2 [Member]
Liabilities:
Derivative warrant liabilities – Public Warrants (Restated)
Derivative warrant liabilities – Private Warrants (Restated)
Total fair value
Level 3 [Member]
Liabilities:
Derivative warrant liabilities – Public Warrants (Restated)
Derivative warrant liabilities – Private Warrants (Restated)	9,816,670
Total fair value	$ 9,816,670